Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2017
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2015, 2016 and 2017 is as follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year

	(in thousands)

Year 2015	$727	310	(262)	775
Year 2016	$775	620	-	1,395
Year 2017	$1,395	155	(1,550)	-

Allowance for sales returns and discounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year

	(in thousands)

Year 2015	$868	8,887	(8,982)	773
Year 2016	$773	10,624	(9,861)	1,536
Year 2017	$1,536	8,720	(9,053)	1,203